Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Summary of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Deposits from packaged-tour users (a)	10,474	10,386	1,463
Payable for business combination (Note 4)	4,100	4,100	577
Accrued liabilities related to customers incentive program	3,400	3,700	521
Accrued professional service fees	11,356	3,298	465
Accrued advertising expenses	16,047	15,885	2,237
Deposits received from suppliers	72,169	64,401	9,071
Accrued operating expenses	7,662	16,535	2,329
Advanced payment from banks (b)	13,577	14,085	1,984
Discounted bank acceptance notes (c)	200,000	179,000	25,212
Others	19,527	18,091	2,549
Total	358,312	329,481	46,408